UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554

Name of Registrant:  Vanguard Money Market Reserves

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of November 30, 2012

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (53.0%)
2	Fannie Mae Discount Notes	0.135%–0.140%	12/5/12	450,000	449,993
2	Fannie Mae Discount Notes	0.140%	12/12/12	160,500	160,493
2	Fannie Mae Discount Notes	0.135%	12/19/12	265,606	265,588
2	Fannie Mae Discount Notes	0.160%	2/6/13	99,400	99,370
2	Fannie Mae Discount Notes	0.155%	3/27/13	172,809	172,723
2	Fannie Mae Discount Notes	0.165%	4/24/13	462,861	462,556
2	Fannie Mae Discount Notes	0.160%	5/8/13	68,300	68,252
2	Fannie Mae Discount Notes	0.160%–0.165%	5/15/13	126,700	126,605
2	Fannie Mae Discount Notes	0.160%	5/22/13	500,000	499,618
3	Federal Home Loan Bank Discount Notes	0.135%	12/5/12	349,950	349,945
3	Federal Home Loan Bank Discount Notes	0.140%	12/7/12	264,000	263,994
3	Federal Home Loan Bank Discount Notes	0.140%	12/12/12	922,000	921,961
3	Federal Home Loan Bank Discount Notes	0.140%–0.150%	12/14/12	408,500	408,479
3	Federal Home Loan Bank Discount Notes	0.134%	12/19/12	184,000	183,988
3	Federal Home Loan Bank Discount Notes	0.130%	12/26/12	50,000	49,995
3	Federal Home Loan Bank Discount Notes	0.138%–0.140%	1/11/13	2,495,000	2,494,603
3	Federal Home Loan Bank Discount Notes	0.140%	1/16/13	1,878,240	1,877,904
3	Federal Home Loan Bank Discount Notes	0.143%–0.145%	1/18/13	1,800,000	1,799,656
3	Federal Home Loan Bank Discount Notes	0.140%	1/25/13	801,000	800,829
3	Federal Home Loan Bank Discount Notes	0.142%	2/13/13	554,000	553,838
3	Federal Home Loan Bank Discount Notes	0.160%	2/22/13	350,000	349,871
3	Federal Home Loan Bank Discount Notes	0.140%	2/26/13	95,000	94,968
3	Federal Home Loan Bank Discount Notes	0.155%	3/20/13	225,000	224,894
3	Federal Home Loan Bank Discount Notes	0.155%	3/22/13	49,600	49,576
3	Federal Home Loan Bank Discount Notes	0.155%	3/27/13	163,255	163,173
3	Federal Home Loan Bank Discount Notes	0.165%	4/24/13	281,000	280,815
3	Federal Home Loan Bank Discount Notes	0.169%	4/26/13	840,000	839,424
3	Federal Home Loan Bank Discount Notes	0.160%–0.165%	5/3/13	270,635	270,449
3	Federal Home Loan Bank Discount Notes	0.160%–0.165%	5/8/13	259,000	258,815
3	Federal Home Loan Bank Discount Notes	0.160%–0.165%	5/15/13	130,109	130,013
3	Federal Home Loan Bank Discount Notes	0.160%–0.165%	5/17/13	370,500	370,222
3	Federal Home Loan Bank Discount Notes	0.165%	5/22/13	582,950	582,490
[3,4] Federal Home Loan Banks		0.192%	10/1/14	150,000	149,944
[2,4] Federal Home Loan Mortgage Corp.		0.160%	2/4/13	1,000,000	999,909
[2,4] Federal Home Loan Mortgage Corp.		0.168%	3/21/13	907,000	906,862
[2,4] Federal Home Loan Mortgage Corp.		0.159%	5/6/13	980,000	979,798
[2,4] Federal Home Loan Mortgage Corp.		0.160%	6/3/13	950,000	949,806
[2,4] Federal Home Loan Mortgage Corp.		0.158%	6/17/13	83,000	82,977
[2,4] Federal National Mortgage Assn.		0.237%	12/20/12	494,500	494,495
[2,4] Federal National Mortgage Assn.		0.239%	12/28/12	219,000	218,997
[2,4] Federal National Mortgage Assn.		0.199%	8/12/13	1,000,000	999,789
[2,4] Federal National Mortgage Assn.		0.179%	11/8/13	1,250,000	1,249,645
[2,4] Federal National Mortgage Assn.		0.178%	11/14/13	1,000,000	999,717
[2,4] Federal National Mortgage Assn.		0.189%	9/11/14	2,350,000	2,349,155
2	Freddie Mac Discount Notes	0.140%	12/3/12	147,255	147,254
2	Freddie Mac Discount Notes	0.140%	12/10/12	357,500	357,487
2	Freddie Mac Discount Notes	0.140%–0.150%	2/11/13	201,000	200,943
2	Freddie Mac Discount Notes	0.155%	3/4/13	854,546	854,204
2	Freddie Mac Discount Notes	0.155%	3/25/13	100,000	99,951
2	Freddie Mac Discount Notes	0.165%	5/6/13	50,000	49,964

2 Freddie Mac Discount Notes	0.160%–0.165%	5/13/13	143,283	143,178
2 Freddie Mac Discount Notes	0.160%	5/20/13	180,605	180,469
2 Freddie Mac Discount Notes	0.160%	5/28/13	842,860	842,193
United States Treasury Bill	0.132%	12/6/12	155,000	154,999
United States Treasury Bill	0.140%–0.141%	12/13/12	1,200,000	1,199,944
United States Treasury Bill	0.155%	12/14/12	25,000	24,999
United States Treasury Bill	0.146%–0.148%	12/20/12	800,000	799,938
United States Treasury Bill	0.145%–0.176%	12/27/12	2,650,000	2,649,700
United States Treasury Bill	0.138%–0.145%	12/31/12	1,000,000	999,882
United States Treasury Bill	0.147%–0.148%	1/10/13	564,405	564,313
United States Treasury Bill	0.140%–0.153%	1/17/13	2,000,000	1,999,616
United States Treasury Bill	0.140%–0.141%	1/24/13	1,450,000	1,449,694
United States Treasury Bill	0.140%–0.158%	1/31/13	4,178,000	4,176,958
United States Treasury Bill	0.138%–0.142%	2/7/13	1,800,000	1,799,523
United States Treasury Bill	0.145%	2/14/13	400,000	399,879
United States Treasury Bill	0.144%–0.145%	2/21/13	1,600,000	1,599,473
United States Treasury Bill	0.138%–0.140%	3/7/13	1,057,000	1,056,609
United States Treasury Bill	0.141%	3/14/13	500,000	499,798
United States Treasury Bill	0.133%–0.140%	3/21/13	1,100,000	1,099,549
United States Treasury Bill	0.143%	3/28/13	1,067,500	1,067,004
United States Treasury Bill	0.146%	4/4/13	4,988	4,985
United States Treasury Bill	0.142%	4/11/13	900,000	899,535
United States Treasury Bill	0.148%	4/18/13	375,000	374,787
United States Treasury Bill	0.148%–0.152%	4/25/13	1,250,000	1,249,243
United States Treasury Bill	0.150%	5/9/13	2,000,000	1,998,675
United States Treasury Bill	0.145%	5/16/13	1,500,000	1,498,997
United States Treasury Bill	0.141%–0.143%	5/30/13	2,993,000	2,990,878
United States Treasury Note/Bond	1.125%	12/15/12	158,000	158,059
United States Treasury Note/Bond	1.375%	2/15/13	300,000	300,763
United States Treasury Note/Bond	3.875%	2/15/13	991,000	998,585
United States Treasury Note/Bond	1.375%	3/15/13	946,000	949,341
United States Treasury Note/Bond	0.750%	3/31/13	180,000	180,349
United States Treasury Note/Bond	1.375%	5/15/13	170,000	170,941
United States Treasury Note/Bond	3.625%	5/15/13	240,000	243,789
Total U.S. Government and Agency Obligations (Cost $62,442,642)				62,442,642
Commercial Paper (17.8%)
Bank Holding Company (0.5%)
PNC Bank NA	0.210%	12/3/12	217,000	216,998
PNC Bank NA	0.210%	12/20/12	388,000	387,957
				604,955
Finance - Auto (1.9%)
American Honda Finance Corp.	0.170%	12/5/12	185,000	184,997
American Honda Finance Corp.	0.170%	12/6/12	89,000	88,998
American Honda Finance Corp.	0.170%	12/7/12	111,000	110,997
American Honda Finance Corp.	0.170%	12/10/12	50,000	49,998
American Honda Finance Corp.	0.170%	12/11/12	66,200	66,197
American Honda Finance Corp.	0.170%	12/12/12	77,000	76,996
American Honda Finance Corp.	0.190%	1/11/13	140,000	139,970
American Honda Finance Corp.	0.180%	2/5/13	35,000	34,988
American Honda Finance Corp.	0.180%–0.190%	2/13/13	86,000	85,967
5 BMW US Capital LLC	0.190%	12/11/12	100,000	99,995
5 BMW US Capital LLC	0.190%	12/12/12	16,500	16,499
5 BMW US Capital LLC	0.190%	12/14/12	57,750	57,746
5 BMW US Capital LLC	0.190%	12/17/12	19,350	19,348
5 BMW US Capital LLC	0.190%	12/18/12	50,000	49,996
5 BMW US Capital LLC	0.190%	12/19/12	30,000	29,997
5 BMW US Capital LLC	0.190%	12/20/12	25,000	24,998

5 BMW US Capital LLC	0.190%	12/21/12	30,000	29,997
5 BMW US Capital LLC	0.190%	2/4/13	28,000	27,990
Toyota Motor Credit Corp.	0.321%	12/10/12	225,000	224,982
Toyota Motor Credit Corp.	0.321%	12/13/12	194,000	193,979
Toyota Motor Credit Corp.	0.341%	2/19/13	45,750	45,715
Toyota Motor Credit Corp.	0.341%	2/20/13	112,500	112,414
Toyota Motor Credit Corp.	0.270%	4/1/13	26,250	26,226
Toyota Motor Credit Corp.	0.250%	4/5/13	168,000	167,854
Toyota Motor Credit Corp.	0.260%	4/15/13	32,000	31,969
Toyota Motor Credit Corp.	0.290%	5/10/13	189,000	188,756
				2,187,569
Finance - Other (4.6%)
5 Chariot Funding LLC	0.210%	2/5/13	49,000	48,981
5 Chariot Funding LLC	0.210%	2/14/13	114,000	113,950
General Electric Capital Corp.	0.180%	12/5/12	196,000	195,996
General Electric Capital Corp.	0.180%	12/20/12	85,000	84,992
General Electric Capital Corp.	0.180%	12/21/12	235,000	234,977
General Electric Capital Corp.	0.180%	2/4/13	396,000	395,871
General Electric Capital Corp.	0.180%	2/7/13	196,000	195,933
General Electric Capital Corp.	0.180%	2/8/13	315,000	314,891
General Electric Capital Corp.	0.180%	2/13/13	316,000	315,883
General Electric Capital Corp.	0.190%	2/14/13	43,000	42,983
General Electric Capital Corp.	0.180%	2/15/13	115,000	114,956
General Electric Capital Corp.	0.180%	3/1/13	170,000	169,924
General Electric Capital Corp.	0.200%	3/8/13	78,000	77,958
5 Jupiter Securitization Co. LLC	0.210%	12/14/12	49,500	49,496
5 Jupiter Securitization Co. LLC	0.210%	12/21/12	16,000	15,998
5 Jupiter Securitization Co. LLC	0.210%	2/4/13	12,000	11,995
5 Jupiter Securitization Co. LLC	0.210%	2/5/13	33,860	33,847
5 Jupiter Securitization Co. LLC	0.210%	2/6/13	38,000	37,985
5 Jupiter Securitization Co. LLC	0.210%	2/11/13	49,000	48,979
5 Old Line Funding LLC	0.200%	12/4/12	76,000	75,999
5 Old Line Funding LLC	0.190%	12/11/12	27,000	26,999
5 Old Line Funding LLC	0.200%	12/18/12	38,500	38,496
5 Old Line Funding LLC	0.200%	12/20/12	92,600	92,590
5 Old Line Funding LLC	0.200%	12/21/12	39,032	39,028
5 Old Line Funding LLC	0.200%	1/7/13	47,000	46,990
5 Old Line Funding LLC	0.200%	1/8/13	88,500	88,481
5 Old Line Funding LLC	0.200%	1/10/13	79,000	78,982
5 Old Line Funding LLC	0.200%	1/11/13	11,470	11,467
5 Old Line Funding LLC	0.200%	1/14/13	23,000	22,994
5 Old Line Funding LLC	0.200%	1/16/13	118,000	117,970
5 Old Line Funding LLC	0.200%	1/24/13	121,505	121,469
5 Old Line Funding LLC	0.200%	1/25/13	40,000	39,988
5 Old Line Funding LLC	0.200%	1/29/13	158,000	157,948
5 Old Line Funding LLC	0.200%	2/1/13	40,000	39,986
5 Old Line Funding LLC	0.200%	2/4/13	47,000	46,983
5 Old Line Funding LLC	0.200%	2/5/13	134,000	133,951
5 Old Line Funding LLC	0.200%	2/11/13	127,000	126,949
5 Old Line Funding LLC	0.200%	2/12/13	95,000	94,962
5 Old Line Funding LLC	0.200%	2/13/13	103,000	102,958
5 Old Line Funding LLC	0.200%	2/14/13	125,500	125,448
5 Old Line Funding LLC	0.200%	2/19/13	79,000	78,965
5 Old Line Funding LLC	0.200%	2/20/13	54,532	54,508
5 Straight-A Funding LLC	0.180%	12/3/12	45,000	45,000
5 Straight-A Funding LLC	0.180%	12/7/12	43,608	43,607
5 Straight-A Funding LLC	0.180%	12/10/12	20,000	19,999

5	Straight-A Funding LLC	0.180%	12/14/12	10,322	10,321
5	Straight-A Funding LLC	0.180%	12/18/12	39,000	38,997
5	Straight-A Funding LLC	0.180%	12/18/12	11,000	10,999
5	Straight-A Funding LLC	0.180%	12/18/12	8,722	8,721
5	Straight-A Funding LLC	0.180%	12/19/12	90,000	89,992
5	Straight-A Funding LLC	0.180%	12/20/12	11,500	11,499
5	Straight-A Funding LLC	0.180%	12/20/12	49,500	49,495
5	Straight-A Funding LLC	0.180%	12/20/12	23,569	23,567
5	Straight-A Funding LLC	0.180%	12/20/12	22,000	21,998
5	Straight-A Funding LLC	0.180%	12/20/12	32,000	31,997
5	Straight-A Funding LLC	0.180%	12/21/12	12,000	11,999
5	Straight-A Funding LLC	0.180%	1/3/13	12,750	12,748
5	Straight-A Funding LLC	0.180%	1/3/13	21,000	20,997
5	Straight-A Funding LLC	0.180%	1/7/13	78,000	77,986
5	Straight-A Funding LLC	0.180%	1/7/13	20,000	19,996
5	Straight-A Funding LLC	0.180%	1/7/13	24,801	24,796
5	Straight-A Funding LLC	0.180%	1/8/13	24,115	24,110
5	Straight-A Funding LLC	0.180%	1/9/13	99,000	98,981
5	Straight-A Funding LLC	0.180%	1/15/13	111,511	111,486
5	Straight-A Funding LLC	0.180%	1/15/13	17,275	17,271
5	Straight-A Funding LLC	0.180%	1/15/13	38,567	38,558
5	Straight-A Funding LLC	0.180%	1/16/13	20,000	19,995
5	Straight-A Funding LLC	0.180%	1/17/13	19,000	18,996
5	Straight-A Funding LLC	0.180%	1/17/13	9,663	9,661
5	Straight-A Funding LLC	0.180%	1/18/13	12,500	12,497
5	Straight-A Funding LLC	0.180%	1/18/13	23,500	23,494
5	Straight-A Funding LLC	0.180%	1/18/13	13,000	12,997
5	Straight-A Funding LLC	0.180%	1/18/13	60,000	59,986
5	Straight-A Funding LLC	0.180%	1/22/13	39,000	38,990
5	Straight-A Funding LLC	0.180%	1/23/13	53,000	52,986
					5,384,428
Foreign Banks (3.2%)
5	Australia & New Zealand Banking Group, Ltd.	0.290%	3/1/13	247,000	246,821
5	Commonwealth Bank of Australia	0.300%	2/25/13	86,600	86,538
5	Commonwealth Bank of Australia	0.300%	2/28/13	592,000	591,561
[4,5] Commonwealth Bank of Australia		0.259%	3/7/13	105,000	105,000
5	Commonwealth Bank of Australia	0.270%	5/9/13	80,250	80,154
[4,5] Westpac Banking Corp.		0.302%	2/1/13	335,000	335,000
[4,5] Westpac Banking Corp.		0.300%	2/4/13	597,000	597,000
5	Westpac Banking Corp.	0.301%	2/26/13	24,000	23,983
[4,5] Westpac Banking Corp.		0.230%	4/3/13	393,000	393,000
[4,5] Westpac Banking Corp.		0.230%	4/5/13	250,000	250,000
[4,5] Westpac Banking Corp.		0.208%	4/16/13	160,000	160,000
[4,5] Westpac Banking Corp.		0.208%	4/18/13	310,000	310,000
[4,5] Westpac Banking Corp.		0.208%	4/25/13	200,000	200,000
[4,5] Westpac Banking Corp.		0.208%	4/26/13	200,000	200,000
[4,5] Westpac Banking Corp.		0.208%	5/7/13	95,000	95,000
[4,5] Westpac Banking Corp.		0.227%	5/20/13	40,000	40,000
					3,714,057
Foreign Governments (1.3%)
	Export Development Canada	0.170%	12/10/12	155,000	154,993
	Export Development Canada	0.200%	4/11/13	49,000	48,964
5	Hydro-Quebec	0.160%	12/13/12	44,200	44,198
	Province of Ontario	0.160%	12/5/12	69,000	68,999
	Province of Ontario	0.160%	12/14/12	50,000	49,997
	Province of Ontario	0.160%	12/17/12	100,000	99,993
	Province of Ontario	0.160%	12/19/12	246,834	246,814

Province of Ontario	0.160%–0.200%	12/20/12	158,000	157,985
Province of Ontario	0.160%	12/21/12	230,000	229,980
Province of Ontario	0.160%	12/27/12	116,000	115,987
Province of Ontario	0.160%	1/7/13	74,250	74,238
5 Quebec	0.160%	1/3/13	75,000	74,989
5 Quebec	0.160%	1/7/13	222,750	222,713
				1,589,850
Foreign Industrial (3.7%)
5 BASF SE	0.180%	12/17/12	75,000	74,994
5 BASF SE	0.160%–0.180%	12/20/12	253,500	253,477
5 BASF SE	0.180%	12/21/12	75,000	74,992
5 BASF SE	0.190%	2/20/13	100,000	99,957
5 BASF SE	0.190%	2/25/13	154,000	153,930
5 BASF SE	0.190%	2/26/13	51,000	50,977
5 Nestle Capital Corp.	0.260%	3/4/13	496,000	495,667
5 Nestle Capital Corp.	0.260%	3/12/13	495,000	494,639
5 Nestle Capital Corp.	0.260%	5/13/13	318,000	317,626
Nestle Finance International Ltd.	0.265%	3/25/13	244,000	243,795
Nestle Finance International Ltd.	0.265%	3/26/13	376,000	375,682
Nestle Finance International Ltd.	0.265%	4/1/13	296,000	295,736
Nestle Finance International Ltd.	0.265%	4/3/13	208,100	207,912
Nestle Finance International Ltd.	0.270%	5/7/13	62,000	61,927
Nestle Finance International Ltd.	0.270%	5/8/13	120,000	119,858
Nestle Finance International Ltd.	0.255%	5/14/13	378,000	377,561
5 Reckitt Benckiser Treasury Services PLC	0.190%	2/15/13	41,000	40,983
5 Sanofi	0.180%	12/20/12	34,700	34,697
5 Sanofi	0.170%	12/21/12	94,000	93,991
5 Total Capital Canada Ltd.	0.280%	12/12/12	146,000	145,987
5 Total Capital Canada Ltd.	0.180%	1/15/13	93,500	93,479
5 Total Capital Canada Ltd.	0.190%	1/31/13	157,000	156,949
Toyota Credit Canada Inc.	0.301%	1/9/13	19,500	19,494
Toyota Credit Canada Inc.	0.280%	3/21/13	49,500	49,458
Toyota Credit Canada Inc.	0.270%	3/25/13	49,500	49,458
Toyota Credit Canada Inc.	0.290%	4/23/13	19,000	18,978
				4,402,204
Industrial (2.6%)
5 Chevron Corp.	0.150%	12/3/12	55,000	55,000
General Electric Co.	0.280%	2/20/13	99,000	98,938
General Electric Co.	0.260%	3/4/13	99,000	98,933
5 Google Inc.	0.200%	5/21/13	65,750	65,688
5 Procter & Gamble Co.	0.160%	12/10/12	100,000	99,996
5 Procter & Gamble Co.	0.150%	12/17/12	89,000	88,994
5 Procter & Gamble Co.	0.150%	1/7/13	173,000	172,973
5 Procter & Gamble Co.	0.170%	2/19/13	236,000	235,911
5 Procter & Gamble Co.	0.170%	2/20/13	175,500	175,433
5 Procter & Gamble Co.	0.170%	2/21/13	117,000	116,955
5 Procter & Gamble Co.	0.160%	2/22/13	117,000	116,957
5 The Coca-Cola Co.	0.180%	12/4/12	100,000	99,998
5 The Coca-Cola Co.	0.180%	12/5/12	25,000	24,999
5 The Coca-Cola Co.	0.190%	12/11/12	360,400	360,381
5 The Coca-Cola Co.	0.190%	12/12/12	42,000	41,998
5 The Coca-Cola Co.	0.190%	12/18/12	10,000	9,999
5 The Coca-Cola Co.	0.190%	12/19/12	99,000	98,991
5 The Coca-Cola Co.	0.190%	12/20/12	120,000	119,988
5 The Coca-Cola Co.	0.170%	12/26/12	232,800	232,772
5 The Coca-Cola Co.	0.170%	1/3/13	24,500	24,496
5 The Coca-Cola Co.	0.170%	1/9/13	118,000	117,978

5 The Coca-Cola Co.	0.170%	1/25/13	78,000	77,980
5 The Coca-Cola Co.	0.190%	2/19/13	39,500	39,483
5 The Coca-Cola Co.	0.190%	2/22/13	126,000	125,945
5 The Coca-Cola Co.	0.180%	2/25/13	187,500	187,419
5 The Coca-Cola Co.	0.180%	2/26/13	117,000	116,949
				3,005,154
Total Commercial Paper (Cost $20,888,217)				20,888,217
Certificates of Deposit (22.4%)
Domestic Banks (4.7%)
Branch Banking & Trust Co.	0.180%	1/3/13	152,000	152,000
Branch Banking & Trust Co.	0.180%	1/3/13	152,000	152,000
Branch Banking & Trust Co.	0.190%	1/28/13	472,000	472,000
Branch Banking & Trust Co.	0.190%	1/29/13	236,000	236,000
Branch Banking & Trust Co.	0.200%	2/5/13	555,000	555,000
State Street Bank & Trust Co.	0.180%	12/13/12	583,000	583,000
State Street Bank & Trust Co.	0.180%	1/8/13	330,000	330,000
State Street Bank & Trust Co.	0.180%	1/14/13	199,000	199,000
State Street Bank & Trust Co.	0.190%	1/17/13	80,000	80,000
State Street Bank & Trust Co.	0.190%	1/29/13	515,000	515,000
State Street Bank & Trust Co.	0.190%	2/5/13	229,000	229,000
State Street Bank & Trust Co.	0.220%	3/14/13	70,000	70,000
State Street Bank & Trust Co.	0.230%	4/16/13	1,489,000	1,489,000
Wells Fargo Bank NA	0.230%	3/4/13	295,500	295,501
Wells Fargo Bank NA	0.220%	3/14/13	197,000	197,000
				5,554,501
Eurodollar Certificates of Deposit (7.4%)
4 Australia & New Zealand Banking Group, Ltd.	0.298%	1/25/13	335,000	335,000
4 Australia & New Zealand Banking Group, Ltd.	0.309%	2/11/13	260,000	260,000
4 Australia & New Zealand Banking Group, Ltd.	0.227%	4/19/13	432,000	432,000
4 Australia & New Zealand Banking Group, Ltd.	0.218%	4/25/13	387,000	387,000
4 Australia & New Zealand Banking Group, Ltd.	0.222%	5/1/13	440,000	440,000
4 Australia & New Zealand Banking Group, Ltd.	0.228%	5/14/13	250,000	250,000
4 Australia & New Zealand Banking Group, Ltd.	0.228%	5/16/13	405,000	405,000
Australia & New Zealand Banking Group, Ltd.	0.260%	5/28/13	35,000	35,000
Commonwealth Bank of Australia	0.335%	2/15/13	500,000	500,000
Commonwealth Bank of Australia	0.310%	2/22/13	500,000	500,000
4 Commonwealth Bank of Australia	0.229%	4/9/13	827,000	827,000
4 Commonwealth Bank of Australia	0.237%	4/16/13	409,000	409,000
4 Commonwealth Bank of Australia	0.248%	5/16/13	410,000	410,000
4 National Australia Bank Ltd.	0.299%	2/13/13	1,250,000	1,250,000
4 National Australia Bank Ltd.	0.270%	3/5/13	205,000	205,000
4 National Australia Bank Ltd.	0.262%	4/2/13	1,035,000	1,035,000
4 National Australia Bank Ltd.	0.258%	4/23/13	475,000	475,000
4 National Australia Bank Ltd.	0.258%	4/25/13	530,000	530,000
4 National Australia Bank Ltd.	0.258%	5/21/13	35,000	35,000
				8,720,000
Yankee Certificates of Deposit (10.3%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.209%	4/11/13	170,000	170,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.208%	4/23/13	315,000	315,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.209%	5/7/13	96,000	96,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.210%	5/7/13	165,000	165,000
Bank of Montreal (Chicago Branch)	0.190%	12/21/12	30,000	30,000

Bank of Montreal (Chicago Branch)	0.190%	1/7/13	500,000	500,000
Bank of Montreal (Chicago Branch)	0.190%	1/7/13	800,000	800,000
Bank of Montreal (Chicago Branch)	0.190%	1/23/13	115,000	115,000
Bank of Montreal (Chicago Branch)	0.210%	1/28/13	390,000	390,000
Bank of Montreal (Chicago Branch)	0.220%	2/7/13	219,000	219,000
Bank of Montreal (Chicago Branch)	0.220%	2/8/13	276,000	276,000
Bank of Nova Scotia (Houston Branch)	0.270%	12/5/12	99,000	99,001
4 Bank of Nova Scotia (Houston Branch)	0.279%	1/14/13	100,000	100,000
4 Bank of Nova Scotia (Houston Branch)	0.250%	3/5/13	390,000	390,000
4 Bank of Nova Scotia (Houston Branch)	0.230%	4/5/13	460,000	459,992
4 Bank of Nova Scotia (Houston Branch)	0.237%	4/23/13	1,000,000	1,000,000
4 Bank of Nova Scotia (Houston Branch)	0.237%	4/24/13	400,000	400,000
4 Bank of Nova Scotia (Houston Branch)	0.228%	5/7/13	595,000	594,987
4 Bank of Nova Scotia (Houston Branch)	0.228%	5/20/13	466,000	465,989
4 Bank of Nova Scotia (Houston Branch)	0.229%	5/31/13	115,000	114,997
Canadian Imperial Bank of Commerce	0.180%	12/12/12	585,000	585,000
4 Canadian Imperial Bank of Commerce	0.478%	1/22/13	39,000	39,015
Canadian Imperial Bank of Commerce	0.200%	2/15/13	394,000	394,000
Toronto Dominion Bank (New York Branch)	0.300%	12/26/12	285,000	285,000
Toronto Dominion Bank (New York Branch)	0.300%	1/18/13	295,000	295,000
4 Toronto Dominion Bank (New York Branch)	0.313%	2/4/13	34,000	34,005
Toronto Dominion Bank (New York Branch)	0.290%	2/7/13	695,000	695,000
Toronto Dominion Bank (New York Branch)	0.300%	2/15/13	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.300%	2/20/13	150,000	150,000
Toronto Dominion Bank (New York Branch)	0.260%	3/5/13	200,000	200,000
Toronto Dominion Bank (New York Branch)	0.270%	3/18/13	25,000	25,000
4 Toronto Dominion Bank (New York Branch)	0.208%	4/26/13	486,000	486,000
4 Toronto Dominion Bank (New York Branch)	0.210%	5/7/13	784,000	784,000
Toronto Dominion Bank (New York Branch)	0.240%	5/20/13	40,000	40,000
Westpac Banking Corp. (New York Branch)	0.520%	2/12/13	75,000	75,047
4 Westpac Banking Corp. (New York Branch)	0.230%	4/5/13	144,000	144,000
4 Westpac Banking Corp. (New York Branch)	0.208%	4/24/13	235,000	235,000
4 Westpac Banking Corp. (New York Branch)	0.212%	5/2/13	397,000	397,000
4 Westpac Banking Corp. (New York Branch)	0.380%	5/3/13	79,000	79,054
				12,143,087
Total Certificates of Deposit (Cost $26,417,588)				26,417,588
Repurchase Agreements (1.6%)
Bank of Nova Scotia
(Dated 11/30/12, Repurchase Value
$90,002,000, collateralized by U.S.
Treasury Note/Bond 0.125%, 12/31/13)	0.200%	12/3/12	90,000	90,000
Bank of Nova Scotia
(Dated 11/30/12, Repurchase Value
$67,935,000, collateralized by U.S.
Treasury Note/Bond 0.125%, 12/31/13	0.250%	12/3/12	67,934	67,934
Federal Reserve Bank of New York
(Dated 11/30/12, Repurchase Value
$10,000,000, collateralized by U.S.
Treasury Note/Bond 0.375%, 4/15/15)	0.180%	12/3/12	10,000	10,000
Goldman Sachs & Co.
(Dated 11/26/12, Repurchase Value
$385,015,000, collateralized by Federal
Home Loan Mortgage Corp. 0.500%-
2.000%, 10/15/13-8/25/16, and Federal
National Mortgage Assn. 6.250%, 5/15/29)	0.200%	12/3/12	385,000	385,000

	Goldman Sachs & Co.
	(Dated 11/27/12, Repurchase Value
	$192,007,000, collateralized by U.S.
	Treasury Note/Bond 5.500%, 8/15/28)	0.180%	12/4/12	192,000	192,000
	Goldman Sachs & Co.
	(Dated 11/27/12, Repurchase Value
	$385,014,000, collateralized by Federal
	Home Loan Mortgage Corp. 0.500%,
	10/15/13, and Federal National Mortgage
	Assn. 7.125%, 1/15/30)	0.190%	12/4/12	385,000	385,000
	JP Morgan Securities LLC
	(Dated 11/30/12, Repurchase Value
	$616,024,000, collateralized by U.S.
	Treasury Note/Bond 1.750%-3.125%,
	5/31/16-5/15/19)	0.200%	12/7/12	616,000	616,000
	RBC Capital Markets LLC
	(Dated 11/30/12, Repurchase Value
	$36,000,000, collateralized by U.S.
	Treasury Note/Bond 2.125%-4.250%,
	8/15/13-11/30/14)	0.190%	12/3/12	36,000	36,000
	TD Securities (USA) LLC
	(Dated 11/30/12, Repurchase Value
	$74,001,000, collateralized by U.S.
	Treasury Bill 0.000%, 5/30/13-8/22/13)	0.200%	12/3/12	74,000	74,000
Total Repurchase Agreements (Cost $1,855,934)					1,855,934
				Shares
Money Market Fund (1.4%)
6	Vanguard Municipal Cash Management Fund
	(Cost $1,651,394)	0.159%		1,651,393,877	1,651,394

				Face
				Amount
				($000)
Corporate Bonds (0.2%)
Finance (0.2%)
4	Royal Bank of Canada (New York Branch)	0.421%	1/8/13	75,000	75,020
4	Royal Bank of Canada (New York Branch)	0.463%	1/28/13	37,420	37,440
	Royal Bank of Canada (New York Branch)	2.250%	3/15/13	26,000	26,151
	General Electric Capital Corp.	2.800%	1/8/13	49,500	49,616
	General Electric Capital Corp.	5.450%	1/15/13	44,475	44,750
Total Corporate Bonds (Cost $232,977)					232,977
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
7	Export Development Canada	0.900%	2/15/13	24,000	24,034
4,7,8Network Rail Infrastructure Finance plc		0.414%	6/14/13	23,500	23,514
Total Sovereign Bonds (Cost $47,548)					47,548
Taxable Municipal Bonds (0.4%)
[7,9] BlackRock Municipal Bond Trust TOB VRDO		0.260%	12/3/12	18,105	18,105
[7,9] BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.260%	12/3/12	9,660	9,660
[7,9] BlackRock Municipal Income Trust TOB
	VRDO	0.260%	12/3/12	207,000	207,000
[7,9] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.260%	12/3/12	21,850	21,850
[7,9] BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.260%	12/3/12	19,165	19,165

[7,9] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.260%	12/3/12	100,000	100,000
[7,9] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.260%	12/3/12	19,875	19,875
[7,9] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.260%	12/3/12	12,910	12,910
[7,9] BlackRock Strategic Municipal Trust TOB
	VRDO	0.260%	12/3/12	9,820	9,820
[7,9] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.240%	12/7/12	13,000	13,000
7	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.240%	12/7/12	13,100	13,100
7	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.240%	12/7/12	6,400	6,400
Total Taxable Municipal Bonds (Cost $450,885)					450,885
Tax-Exempt Municipal Bonds (3.1%)
9	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Miramar Apartments)
	VRDO	0.150%	12/7/12	11,900	11,900
9	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Southport Apartments)
	VRDO	0.150%	12/7/12	15,700	15,700
9	Akron OH Bath & Copley Joint Township
	Hospital District Revenue (Akron General
	Health System) VRDO	0.190%	12/7/12	19,500	19,500
9	Albany NY Industrial Development Agency
	Revenue (The College of Saint Rose
	Project) VRDO	0.170%	12/7/12	13,400	13,400
9	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.150%	12/7/12	35,955	35,955
9	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.170%	12/7/12	38,715	38,715
9	Ascension Parish LA Industrial Development
	Board Revenue (IMTT-Geismar Project)
	VRDO	0.170%	12/7/12	79,000	79,000
9	Bi-State Development Agency of the Missouri-
	Illinois Metropolitan District Revenue VRDO	0.180%	12/7/12	29,800	29,800
9	Birmingham AL Public Educational Building
	Student Housing Revenue (University of
	Alabama at Birmingham Project) VRDO	0.160%	12/7/12	16,015	16,015
9	Buffalo NY Municipal Water System Revenue
	VRDO	0.140%	12/7/12	11,700	11,700
9	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.150%	12/7/12	17,100	17,100
9	California Housing Finance Agency
	Multifamily Housing Revenue VRDO	0.160%	12/7/12	20,915	20,915
9	California Statewide Communities
	Development Authority Multifamily Housing
	Revenue (Belmont Project) VRDO	0.170%	12/7/12	8,300	8,300
9	California Statewide Communities
	Development Authority Multifamily Housing
	Revenue (Wilshire Court Project) VRDO	0.160%	12/7/12	11,900	11,900
9	California Statewide Communities
	Development Authority Revenue (Redlands
	Community Hospital) VRDO	0.150%	12/7/12	22,100	22,100

9 Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.150%	12/7/12	9,700	9,700
9 Clark County NV Industrial Development
Revenue (Southwest Gas Corp.) VRDO	0.180%	12/7/12	27,500	27,500
9 Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.170%	12/7/12	23,070	23,070
9 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.160%	12/7/12	11,200	11,200
9 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.140%	12/7/12	10,000	10,000
9 Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.160%	12/7/12	17,300	17,300
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.150%	12/7/12	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.160%	12/7/12	61,940	61,940
9 Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	12/7/12	76,100	76,100
9 District of Columbia Revenue (Georgetown
University) VRDO	0.160%	12/7/12	7,575	7,575
9 District of Columbia Revenue (Georgetown
University) VRDO	0.160%	12/7/12	17,200	17,200
9 District of Columbia Revenue (Washington
Drama Society) VRDO	0.160%	12/7/12	20,160	20,160
9 Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.180%	12/7/12	10,600	10,600
9 Greenville County SC Hospital System
Revenue VRDO	0.150%	12/7/12	13,000	13,000
9 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.170%	12/7/12	11,955	11,955
9 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.150%	12/7/12	42,000	42,000
9 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	12/7/12	14,900	14,900
9 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	12/7/12	19,000	19,000
9 Illinois Development Finance Authority
Revenue (Chicago Horticultural Society)
VRDO	0.180%	12/7/12	16,300	16,300
9 Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.160%	12/7/12	31,905	31,905
9 Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.180%	12/7/12	43,000	43,000
9 Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.170%	12/7/12	17,075	17,075
9 Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.170%	12/7/12	12,500	12,500

9 Indiana Development Finance Authority
Educational Facilities Revenue
(Indianapolis Museum of Art Inc. Project)
VRDO	0.170%	12/7/12	14,400	14,400
9 Indiana Educational Facilities Authority
Revenue (Wabash College) VRDO	0.170%	12/7/12	21,490	21,490
9 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.160%	12/7/12	39,340	39,340
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.150%	12/7/12	15,075	15,075
9 Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)
VRDO	0.140%	12/7/12	25,035	25,035
9 Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.180%	12/7/12	17,200	17,200
9 Los Angeles CA Wastewater System
Revenue VRDO	0.160%	12/7/12	9,135	9,135
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.150%	12/7/12	18,855	18,855
9 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.150%	12/7/12	11,650	11,650
9 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.170%	12/7/12	15,130	15,130
9 Maryland Health & Higher Educational
Facilities Authority Revenue (University of
Maryland Medical System) VRDO	0.160%	12/7/12	29,765	29,765
9 Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.170%	12/7/12	40,000	40,000
9 Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical
Center) VRDO	0.140%	12/7/12	16,000	16,000
9 Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.160%	12/7/12	21,900	21,900
9 Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.150%	12/7/12	20,015	20,015
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.160%	12/7/12	19,320	19,320
9 Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.160%	12/7/12	25,350	25,350
9 Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.170%	12/7/12	12,300	12,300
9 Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.160%	12/7/12	31,990	31,990
9 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.200%	12/7/12	21,100	21,100
9 Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care
System Revenue (Allina Health System)
VRDO	0.150%	12/7/12	15,000	15,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.160%	12/7/12	18,000	18,000

9 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.170%	12/7/12	83,275	83,275
9 Nassau NY Health Care Corp. VRDO	0.160%	12/7/12	15,000	15,000
9 New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.160%	12/7/12	19,600	19,600
9 New York City NY GO VRDO	0.150%	12/7/12	29,825	29,825
9 New York City NY GO VRDO	0.160%	12/7/12	15,800	15,800
9 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.140%	12/7/12	39,505	39,505
9 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.140%	12/7/12	21,980	21,980
9 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.160%	12/7/12	68,100	68,100
9 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.160%	12/7/12	32,500	32,500
9 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.160%	12/7/12	31,300	31,300
9 New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.160%	12/7/12	14,435	14,435
9 New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.140%	12/7/12	71,500	71,500
9 New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.140%	12/7/12	20,500	20,500
9 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.170%	12/7/12	42,300	42,300
9 New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.150%	12/7/12	95,990	95,990
9 New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.170%	12/7/12	17,300	17,300
9 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.140%	12/7/12	37,935	37,935
9 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.150%	12/7/12	61,500	61,500
9 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.160%	12/7/12	12,800	12,800
9 New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.170%	12/7/12	31,845	31,845
9 New York State Housing Finance Agency
Housing Revenue (Clinton Green South)
VRDO	0.170%	12/7/12	11,625	11,625
9 New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.170%	12/7/12	15,000	15,000
9 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.160%	12/7/12	24,500	24,500

9 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.130%	12/7/12	25,000	25,000
9 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.140%	12/7/12	38,000	38,000
9 New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.160%	12/7/12	11,710	11,710
9 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	12/7/12	21,875	21,875
9 North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.180%	12/7/12	10,950	10,950
9 North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.190%	12/7/12	11,100	11,100
9 North Carolina Medical Care Commission
Health Care Facilities Revenue (Vidant
Health) VRDO	0.150%	12/7/12	38,300	38,300
9 North Carolina Medical Care Commission
Health Care Facilities Revenue (WakeMed)
VRDO	0.180%	12/7/12	27,500	27,500
9 Oakland University of Michigan Revenue
VRDO	0.180%	12/7/12	8,600	8,600
9 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co.
Project) VRDO	0.170%	12/7/12	11,100	11,100
9 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) VRDO	0.170%	12/7/12	25,000	25,000
Ohio State University General Receipts
Revenue VRDO	0.150%	12/7/12	115,300	115,300
Ohio State University General Receipts
Revenue VRDO	0.160%	12/7/12	6,200	6,200
9 Piedmont SC Municipal Power Agency
Revenue VRDO	0.160%	12/7/12	16,000	16,000
9 Richmond CA Multifamily Housing Revenue
(Baycliff Apartments Project) VRDO	0.150%	12/7/12	20,890	20,890
9 Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.170%	12/7/12	9,365	9,365
9 Salem OH Hospital Facilities Improvement
Revenue (Salem Community Hospital
Project) VRDO	0.170%	12/7/12	12,745	12,745
9 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.170%	12/7/12	16,500	16,500
9 San Diego CA Housing Authority Multifamily
Housing Revenue (Villa Nueva Apartments)
VRDO	0.150%	12/7/12	29,600	29,600
9 Simi Valley CA Multifamily Housing Revenue
(Parker Ranch Project) VRDO	0.150%	12/7/12	23,700	23,700
9 Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.160%	12/7/12	22,100	22,100
9 St. Joseph MO Industrial Development
Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.150%	12/7/12	20,500	20,500

9 Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.150%	12/7/12	14,000	14,000
9 Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Baylor Health Care System Project) VRDO	0.160%	12/7/12	28,000	28,000
9 Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project) VRDO	0.160%	12/7/12	68,000	68,000
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.170%	12/7/12	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.170%	12/7/12	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.190%	12/7/12	34,620	34,620
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	12/7/12	21,025	21,025
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.200%	12/7/12	64,065	64,065
7 Texas GO TOB VRDO	0.180%	12/3/12	496,000	496,000
9 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.170%	12/7/12	19,600	19,600
9 Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.160%	12/7/12	6,800	6,800
9 Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.160%	12/7/12	7,200	7,200
9 Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.170%	12/7/12	13,010	13,010
9 Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.170%	12/7/12	18,800	18,800
9 Washington Housing Finance Commission
Non-profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.150%	12/7/12	5,900	5,900
9 West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.170%	12/7/12	29,840	29,840
9 Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital)
VRDO	0.140%	12/7/12	20,500	20,500
9 Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care
Inc.) VRDO	0.160%	12/7/12	31,200	31,200
Total Tax-Exempt Municipal Bonds (Cost $3,645,040)				3,645,040
Total Investments (99.9%) (Cost $117,632,225)				117,632,225
Other Assets and Liabilities-Net (0.1%)				170,663
Net Assets (100%)				117,802,888

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At November 30, 2012, the aggregate value of these securities was $13,042,215,000, representing 11.1% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate value of these securities was $994,433,000, representing 0.8% of net assets.
8 Guaranteed by the Government of the United Kingdom.
9 Scheduled principal and interest payments are guaranteed by bank letter of credit.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments
As of November 30, 2012

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (97.7%)
2	Fannie Mae Discount Notes	0.180%	12/3/12	5,000	5,000
2	Fannie Mae Discount Notes	0.140%	12/5/12	4,000	4,000
2	Fannie Mae Discount Notes	0.138%–0.140%	12/12/12	56,000	55,998
2	Fannie Mae Discount Notes	0.140%	1/9/13	45,967	45,960
2	Fannie Mae Discount Notes	0.150%	1/16/13	3,414	3,413
2	Fannie Mae Discount Notes	0.185%	1/23/13	26,244	26,237
2	Fannie Mae Discount Notes	0.145%	1/30/13	11,900	11,897
2	Fannie Mae Discount Notes	0.135%	2/1/13	35,055	35,047
2	Fannie Mae Discount Notes	0.135%	2/6/13	71,450	71,432
2	Fannie Mae Discount Notes	0.140%–0.160%	2/13/13	7,900	7,897
2	Fannie Mae Discount Notes	0.150%–0.172%	2/14/13	22,542	22,534
2	Fannie Mae Discount Notes	0.145%–0.170%	2/20/13	39,375	39,361
2	Fannie Mae Discount Notes	0.155%–0.160%	2/27/13	73,300	73,271
2	Fannie Mae Discount Notes	0.155%–0.160%	3/6/13	11,200	11,195
2	Fannie Mae Discount Notes	0.160%	3/13/13	3,736	3,734
2	Fannie Mae Discount Notes	0.170%	4/17/13	50,000	49,968
2	Fannie Mae Discount Notes	0.170%	4/18/13	7,500	7,495
2	Fannie Mae Discount Notes	0.180%	5/1/13	1,650	1,649
3	Federal Home Loan Bank Discount Notes	0.180%	12/5/12	4,100	4,100
3	Federal Home Loan Bank Discount Notes	0.140%–0.150%	12/7/12	44,644	44,643
3	Federal Home Loan Bank Discount Notes	0.130%	12/12/12	45,000	44,998
3	Federal Home Loan Bank Discount Notes	0.140%	12/14/12	15,000	14,999
3	Federal Home Loan Bank Discount Notes	0.180%	12/21/12	60,000	59,994
3	Federal Home Loan Bank Discount Notes	0.130%–0.140%	1/9/13	186,000	185,973
3	Federal Home Loan Bank Discount Notes	0.140%	1/11/13	40,000	39,994
3	Federal Home Loan Bank Discount Notes	0.140%	1/16/13	25,000	24,996
3	Federal Home Loan Bank Discount Notes	0.143%–0.145%	1/18/13	50,000	49,990
3	Federal Home Loan Bank Discount Notes	0.150%	2/1/13	2,894	2,893
3	Federal Home Loan Bank Discount Notes	0.170%	2/4/13	5,000	4,998
3	Federal Home Loan Bank Discount Notes	0.140%–0.150%	2/6/13	59,000	58,984
3	Federal Home Loan Bank Discount Notes	0.150%	2/8/13	3,400	3,399
3	Federal Home Loan Bank Discount Notes	0.130%–0.150%	2/13/13	100,600	100,572
3	Federal Home Loan Bank Discount Notes	0.130%–0.165%	2/20/13	33,130	33,119
3	Federal Home Loan Bank Discount Notes	0.140%	2/27/13	9,700	9,697
3	Federal Home Loan Bank Discount Notes	0.160%	3/1/13	2,000	1,999
3	Federal Home Loan Bank Discount Notes	0.140%	3/5/13	4,000	3,999
3	Federal Home Loan Bank Discount Notes	0.150%	3/13/13	4,000	3,998
3	Federal Home Loan Bank Discount Notes	0.160%	3/15/13	40,000	39,982
3	Federal Home Loan Bank Discount Notes	0.155%	3/20/13	40,000	39,981
3	Federal Home Loan Bank Discount Notes	0.150%	4/3/13	6,600	6,597
3	Federal Home Loan Bank Discount Notes	0.170%	4/19/13	5,000	4,997
3	Federal Home Loan Bank Discount Notes	0.165%–0.170%	5/3/13	18,800	18,787
3	Federal Home Loan Bank Discount Notes	0.160%	5/8/13	25,000	24,982
3	Federal Home Loan Bank Discount Notes	0.165%	5/22/13	50,000	49,961
3	Federal Home Loan Bank Discount Notes	0.164%	5/29/13	50,000	49,959
[3,4] Federal Home Loan Banks		0.139%	12/27/12	97,240	97,241
[3,4] Federal Home Loan Banks		0.192%	10/1/14	6,000	5,998
[2,4] Federal Home Loan Mortgage Corp.		0.168%	3/21/13	13,000	12,998
2	Federal Home Loan Mortgage Corp.	0.160%	4/23/13	3,000	2,998
[2,4] Federal Home Loan Mortgage Corp.		0.159%	5/6/13	67,600	67,589

[2,4] Federal Home Loan Mortgage Corp.		0.152%	5/16/13	50,100	50,096
[2,4] Federal Home Loan Mortgage Corp.		0.160%	6/3/13	124,400	124,381
[2,4] Federal Home Loan Mortgage Corp.		0.158%	6/17/13	123,200	123,218
[2,4] Federal National Mortgage Assn.		0.239%	12/28/12	7,700	7,701
[2,4] Federal National Mortgage Assn.		0.199%	8/12/13	30,000	29,994
[2,4] Federal National Mortgage Assn.		0.179%	11/8/13	50,000	49,986
[2,4] Federal National Mortgage Assn.		0.178%	11/14/13	65,000	64,982
[2,4] Federal National Mortgage Assn.		0.187%	6/20/14	47,000	46,997
[2,4] Federal National Mortgage Assn.		0.189%	9/11/14	150,000	149,946
2	Freddie Mac Discount Notes	0.140%	12/3/12	6,104	6,104
2	Freddie Mac Discount Notes	0.140%–0.250%	12/10/12	23,082	23,081
2	Freddie Mac Discount Notes	0.140%	12/17/12	5,950	5,950
2	Freddie Mac Discount Notes	0.145%–0.180%	1/3/13	30,600	30,596
2	Freddie Mac Discount Notes	0.150%	1/7/13	5,834	5,833
2	Freddie Mac Discount Notes	0.140%	1/15/13	14,525	14,522
2	Freddie Mac Discount Notes	0.140%–0.145%	1/22/13	56,000	55,989
2	Freddie Mac Discount Notes	0.140%	1/28/13	17,000	16,996
2	Freddie Mac Discount Notes	0.135%	1/29/13	56,085	56,073
2	Freddie Mac Discount Notes	0.140%	2/4/13	44,737	44,726
2	Freddie Mac Discount Notes	0.140%–0.170%	2/11/13	75,793	75,771
2	Freddie Mac Discount Notes	0.150%	2/12/13	7,390	7,388
2	Freddie Mac Discount Notes	0.140%–0.160%	2/19/13	18,400	18,394
2	Freddie Mac Discount Notes	0.141%	2/20/13	3,100	3,099
2	Freddie Mac Discount Notes	0.140%–0.160%	2/25/13	73,250	73,222
2	Freddie Mac Discount Notes	0.160%	2/26/13	6,400	6,398
2	Freddie Mac Discount Notes	0.140%	2/27/13	47,500	47,484
2	Freddie Mac Discount Notes	0.155%–0.160%	3/5/13	13,360	13,355
2	Freddie Mac Discount Notes	0.150%–0.155%	3/11/13	10,900	10,895
2	Freddie Mac Discount Notes	0.160%–0.200%	4/1/13	5,000	4,997
2	Freddie Mac Discount Notes	0.160%	4/3/13	11,200	11,194
2	Freddie Mac Discount Notes	0.170%	4/9/13	6,713	6,709
2	Freddie Mac Discount Notes	0.170%	4/22/13	7,000	6,995
2	Freddie Mac Discount Notes	0.175%	4/24/13	2,200	2,198
2	Freddie Mac Discount Notes	0.160%	4/29/13	3,800	3,797
2	Freddie Mac Discount Notes	0.200%	5/1/13	4,000	3,997
2	Freddie Mac Discount Notes	0.160%	5/20/13	15,000	14,989
	United States Treasury Bill	0.143%	12/13/12	125,000	124,994
	United States Treasury Bill	0.150%	12/20/12	50,000	49,996
	United States Treasury Bill	0.153%–0.155%	12/27/12	90,000	89,990
	United States Treasury Bill	0.110%	1/10/13	35,000	34,996
	United States Treasury Bill	0.155%–0.158%	1/31/13	75,000	74,980
	United States Treasury Bill	0.145%	2/21/13	150,000	149,950
	United States Treasury Bill	0.140%–0.143%	3/28/13	60,000	59,972
	United States Treasury Bill	0.148%	4/18/13	75,000	74,957
	United States Treasury Bill	0.165%	5/2/13	25,000	24,983
	United States Treasury Note/Bond	1.125%	12/15/12	65,000	65,024
	United States Treasury Note/Bond	1.375%	1/15/13	5,000	5,007
	United States Treasury Note/Bond	0.625%	1/31/13	20,000	20,016
	United States Treasury Note/Bond	2.875%	1/31/13	50,000	50,227
	United States Treasury Note/Bond	1.375%	2/15/13	61,000	61,151
	United States Treasury Note/Bond	0.625%	2/28/13	53,000	53,062
	United States Treasury Note/Bond	2.750%	2/28/13	20,000	20,127
	United States Treasury Note/Bond	1.375%	3/15/13	50,000	50,175
	United States Treasury Note/Bond	0.750%	3/31/13	20,000	20,039
	United States Treasury Note/Bond	1.375%	5/15/13	40,000	40,221
Total U.S. Government and Agency Obligations (Cost $3,879,423)					3,879,423

Repurchase Agreements (2.3%)
Bank of Nova Scotia
(Dated 11/30/12, Repurchase Value
$12,000,000, collateralized by U.S.
Treasury Note/Bond 1.000%, 5/15/14)	0.200%	12/3/12	12,000	12,000
Federal Reserve Bank of New York
(Dated 11/30/12, Repurchase Value
$10,000,000, collateralized by U.S.
Treasury Note/Bond 1.000%, 8/31/16)	0.180%	12/3/12	10,000	10,000
Goldman Sachs & Co.
(Dated 11/26/12, Repurchase Value
$13,001,000, collateralized by Treasury
Inflation Indexed Note/Bond 2.625%,
7/15/17)	0.200%	12/3/12	13,000	13,000
Goldman Sachs & Co.
(Dated 11/27/12, Repurchase Value
$7,000,000, collateralized by U.S. Treasury
Note/Bond 1.750%, 5/15/22)	0.180%	12/4/12	7,000	7,000
Goldman Sachs & Co.
(Dated 11/27/12, Repurchase Value
$13,000,000, collateralized by Treasury
Inflation Indexed Note/Bond 2.625%,
7/15/17)	0.190%	12/4/12	13,000	13,000
JP Morgan Securities LLC
(Dated 11/30/12, Repurchase Value
$21,001,000, collateralized by U.S.
Treasury Note/Bond 0.250%, 8/15/15)	0.200%	12/7/12	21,000	21,000
RBC Capital Markets LLC
(Dated 11/30/12, Repurchase Value
$4,000,000 collateralized by U.S. Treasury
Bill 0.000%, 3/21/13)	0.190%	12/3/12	4,000	4,000
TD Securities (USA) LLC
(Dated 11/30/12, Repurchase Value
$10,000,000, collateralized by U.S.
Treasury Note/Bond 0.725%, 10/31/17)	0.200%	12/3/12	10,000	10,000
Total Repurchase Agreements (Cost $90,000)				90,000
Total Investments (100.0%) (Cost $3,969,423)				3,969,423
Other Assets and Liabilities- Net (0.0%)				(1,102)
Net Assets (100.0%)				3,968,321

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.